INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	6 Months Ended
Dec. 31, 2020
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

6.    INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

6.1.  Cash and cash equivalents

	12/31/2020	06/30/2020
Cash at bank and on hand	4,633,470	4,813,012
Mutual funds	14,496,736	22,346,409
	19,130,206	27,159,421

6.2.       Other financial assets

	12/31/2020	06/30/2020
Current
Restricted short-term deposits	5,052,295	4,390,458
US Treasury bills	7,316,388	7,768,410
Other investments	4,561,531	16,640,965
	16,930,214	28,799,833

	12/31/2020	06/30/2020
Non-current
Shares of Bioceres S.A.	322,625	321,705
Other marketable securities	8,054	998
	330,679	322,703

6.3.       Trade receivables

	12/31/2020	06/30/2020

Current
Trade debtors	67,157,349	53,047,035
Allowance for impairment of trade debtors	(3,824,980)	(3,886,832)
Shareholders and other related parties (Note 15)	240,954	1,090,004
Allowance for impairment of shareholders and other related parties (Note 15)	(378)	(768)
Allowance for credit notes to be issued	(1,527,419)	(2,285,197)
Trade debtors - Parent company (Note 15)	8,337	—
Trade debtors - Joint ventures and associates (Note 15)	—	120,992
Deferred checks	22,599,241	25,461,399
	84,653,104	73,546,633

Non-current
Trade debtors	292,067	—
	292,067	—

6.4.       Other receivables

	12/31/2020	06/30/2020
Current
Taxes	2,417,921	2,205,342
Other receivables - Other related parties (Note 15)	1,759	2,102
Other receivables - Parents companies and related parties to Parents (Note 15)	815,770	102,069
Other receivables - Joint ventures and associates (Note 15)	1,603,878	1,562,340
Prepayments to suppliers	2,373,254	379,914
Prepayments to suppliers - Shareholders and other related parties (Note 15)	—	81,737
Reimbursements over exports	29,083	29,077
Prepaid expenses and other receivables	275,658	128,650
Loans receivable	230,000	230,000
Miscellaneous	42,550	49,441
	7,789,873	4,770,672

	12/31/2020	06/30/2020
Non-current
Taxes	413,615	328,701
Reimbursements over exports	1,492,547	1,293,958
Miscellaneous	—	80,914
	1,906,162	1,703,573

6.5.       Inventories

	12/31/2020	06/30/2020

Agrochemicals	133,794	356,489
Seeds and grains	6,860,569	1,300,998
Microbiological resale products	17,420,918	13,486,668
Microbiological products produced	11,165,788	8,079,553
Goods in transit	1,922,081	1,292,239
Supplies	5,429,648	5,930,471
Allowance for obsolescence	(1,277,389)	(1,107,870)
	41,655,409	29,338,548

6.6.       Biological assets

	12/31/2020	06/30/2020
Biological assets	10,554,349	965,728
	10,554,349	965,728

Changes in biological assets

	Soybean	Corn	Wheat	Barley	EcoSoy	EcoWheat	Total
Beginning of the period	105,101	271,754	45,639	34,050	—	509,184	965,728
Initial recognition and changes in the fair value of biological assets	174,578	129,785	239,266	25,377	(149,702)	564,889	984,193
Costs incurred during the period	259,760	442,922	254,909	45,490	10,371,418	4,667,032	16,041,531
Exchange differences	(371,625)	(80,335)	(28,376)	(9,251)	(844,644)	(378,411)	(1,712,642)
Decrease due to harvest / disposals	(87,982)	(110,192)	(135,089)	(28,504)	—	(5,362,694)	(5,724,461)
Period ended December 31, 2020	79,832	653,934	376,349	67,162	9,377,072	—	10,554,349

	Soybean	Corn	Wheat	Barley	Total
Beginning of the period	237,723	32,856	—	—	270,579
Initial recognition and changes in the fair value of biological assets	205,730	255,674	209,801	48,138	719,343
Cost incurred during the period	293,416	187,807	161,713	46,378	689,314
Exchange differences	(99,425)	(29,004)	(14,312)	379	(142,362)
Decrease due to harvest / disposals	(241,542)	(54,501)	(63,507)	(48,978)	(408,528)
Period ended December 31, 2019	395,902	392,832	293,695	45,917	1,128,346

HB4® Program

Bioceres’ HB4 Program is an identity-preserved production system for growing drought-tolerant soybean and wheat. It has multiple objectives, which include expanding Bioceres’ seed inventories, allowing growers to field test Bioceres’ HB4 technology, providing fields for product demonstrations and validating the products’ regional positioning.

HB4 seed varieties produced through the program will be commercialized as an integrated product, the EcoSeed. The seed treatment process to produce EcoSeeds utilizes customized microbial solutions for seed nutrition and protection, including biological fungicides. For soybean EcoSeed products, nitrogen fixing bacteria (inoculants) are also integrated, including stress-tolerant formulations that are also optimized for drought-prone agricultural areas.

In addition to providing EcoSeeds for planting, the HB4 program comprises Bioceres’ next-generation crop nutrition and protection technologies for growing EcoWheat and EcoSoy, The HB4 program also includes digital apps that give growers access to satellite-based images and data for monitoring crop health, soil conditions and weather, information that helps optimize crop yields. On top of generating extensive and detailed datasets from each grower’s HB4 production fields that are monitored via these digital apps, Bioceres is applying and leveraging data science and blockchain technology to other areas of agriculture’s value chain, such as crop storage, logistics and processing, in order to guarantee HB4 identity and complete farm-to-fork traceability.

The identity-preserved HB4 Program to produce EcoSeeds utilizes service contracts with growers who are committed to preserving the identity of the HB4 crop under a full-seed production offtake agreement, which includes best environmental farming practices, such as no-till agriculture. Under these agreements, Bioceres contributes EcoSeed and the other aforementioned goods (“Contributed goods”) to growers for a pre-agreed price (based on prevailing market prices), which are deduced from the service fees to paid to growers at the time of harvest for the seed multiplication services provided.

As part of the transaction described in Note 4, Bioceres acquired full ownership of the HB4 Soybean inventory. HB4 program for EcoSoy had been produced jointly with Arcadia in Verdeca.

For the period ended December 31, 2020, the Contributed goods for HB4 Program amounted to $3.6 million with gross margin of approximately 60%.

Joint operation with Espartina S.A.

On September 1, 2020, Rizobacter Argentina S.A., a subsidiary of the Company, entered into an agreement with Espartina S.A. (“Espartina”) to share its business of producing grain crops. The joint operation is classified as a joint agreement as established in IFRS 11, while the parties are entitled to the assets and obligations over the related liabilities. Rizobacter Argentina S.A. recognizes as a joint operator, in relation to its participation, assets, liabilities, income and expenses. The production obtained is distributed according to the contributions made by each party. The in-kind contributions made during the period amount to $921,390 (Note 15). Each party decides the means of commercialization and the destination of the grains produced.

Under the agreement, Rizobacter provides inputs and money necessary for producing the grains and according to the established participation percentages. For its participation, Espartina contributes all cultivation practices in fields, inputs not provided by Rizobacter, and all administrative expenses related to production.

6.7.        Other assets

	12/31/2020	06/30/2020

Other assets	5,000,000	—
	5,000,000	—

As mentioned in Note 4, the licenses of wheat varieties acquired from Arcadia are subject to clearances by third parties. They are subject to ROFO, ROFR and certain permission rights that third parties may claim. If this were the case for any of them individually, the license on the claimed technology would not materialize and Arcadia shall, at its sole discretion, either (a) deliver to Bioceres a payment of $5 million in cash, or (b) instruct Bioceres to exercise its pledge rights over 625,000 shares, part of those that were delivered as consideration of payment at closing. Nevertheless, Bioceres would keep the rest of the unclaimed technologies.

Until the third party’s rights are solved, we consider this asset as “Other assets” for an amount of $5 million.

6.8.       Property, plant and equipment

Property, plant and equipment as of December 31, 2020 and June 30, 2020 included the following:

	12/31/2020	06/30/2020

Gross carrying amount	55,849,205	54,527,392
Accumulated depreciation	(13,981,043)	(13,012,286)
Net carrying amount	41,868,162	41,515,106

Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	12/31/2020	06/30/2020
Office equipment	209,709	188,280
Vehicles	1,721,615	1,149,455
Equipment and computer software	51,755	32,448
Fixtures and fittings	3,472,892	3,679,075
Machinery and equipment	5,243,338	5,449,233
Land and buildings	29,451,178	29,746,076
Buildings in progress	1,717,675	1,270,539
Total	41,868,162	41,515,106

1.   Gross carrying amount as of December 31, 2020 is as follows:

	Gross carrying amount

	As of the				Foreign
	beginning of				currency		As of the end
Class	period	Additions	Reclassifications	Disposals	translation	Revaluation	of period
Office equipment	579,882	42,546	—	(5,103)	1,474	—	618,799
Vehicles	2,977,542	898,190	—	(189,537)	33,791	—	3,719,986
Equipment and computer software	465,679	37,882	—	—	3,477	—	507,038
Fixtures and fittings	5,480,431	1,506	—	—	(32,276)	—	5,449,661
Machinery and equipment	9,054,701	267,275	—	—	(170,499)	—	9,151,477
Land and buildings	34,698,618	57,252	—	—	118,430	(189,731)	34,684,569
Buildings in progress	1,270,539	451,324	—	—	(4,188)	—	1,717,675
Total	54,527,392	1,755,975	—	(194,640)	(49,791)	(189,731)	55,849,205

2.   Accumulated depreciation as of December 31, 2020 is as follows:

	Depreciation

	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals /	Of the	currency		as of the end
Class	period	Reclassifications	period	translation	Revaluation	of period
Office equipment	391,602	(2,964)	19,750	702	—	409,090
Vehicles	1,828,087	(117,085)	289,400	(2,031)	—	1,998,371
Equipment and computer software	433,231	—	20,737	1,315	—	455,283
Fixtures and fittings	1,801,356	—	169,806	5,607	—	1,976,769
Machinery and equipment	3,605,468	—	291,265	11,406	—	3,908,139
Land and buildings	4,952,542	—	313,579	16,187	(48,917)	5,233,391
Total	13,012,286	(120,049)	1,104,537	33,186	(48,917)	13,981,043

3.   Gross carrying amount as of December 31, 2019 is as follows:

	Gross carrying amount

	As of the				Foreign
	beginning				currency		As of the
Class	of period	Additions	Reclassifications	Disposals	translation	Revaluation	end of period
Office equipment	629,119	16,919	—	—	(58,750)	—	587,288
Vehicles	3,604,537	104,849	(384,438)	(143,395)	(305,040)	—	2,876,513
Equipment and computer software	955,657	8,631	(390,125)	—	(85,968)	—	488,195
Fixtures and fittings	6,438,430	19,026	—	—	(709,698)	—	5,747,758
Machinery and equipment	10,233,501	479,735	(413,322)	—	(1,120,114)	—	9,179,800
Land and buildings	34,530,114	3,378	—	—	(3,836,143)	3,318,976	34,016,325
Buildings in progress	668,614	374,715	—	—	(159,797)	—	883,532
Total	57,059,972	1,007,253	(1,187,885)	(143,395)	(6,275,510)	3,318,976	53,779,411

4.   Accumulated depreciation as of December 31, 2019 is as follows:

	Depreciation

	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals /	Of the	currency		as of the end
Class	period	Reclasifications	period	translation	Revaluation	of period
Office equipment	415,682	—	18,197	(42,031)	—	391,848
Vehicles	1,818,836	(230,012)	210,091	(161,860)	—	1,637,055
Equipment and computer software	832,185	(349,836)	15,632	(80,871)	—	417,110
Fixtures and fittings	1,701,034	—	178,229	(181,769)	—	1,697,494
Machinery and equipment	3,896,810	(233,094)	258,832	(415,489)	—	3,507,059
Land and buildings	4,560,877	—	308,543	(463,108)	136,501	4,542,813
Total	13,225,424	(812,942)	989,524	(1,345,128)	136,501	12,193,379

The depreciation charge is included in Notes 7.3 and 7.4.

Revaluation of property, plant and equipment

At a minimum, the Group updates its assessment of the fair value of its land and buildings at the end of each reporting year (after the revaluation policy was adopted), considering the most recent independent valuations and market data. As of December 31, 2020, the Group reviewed these valuations in order to determine the variations between the fair values and their book value, taking into consideration the valuations made in June 2020. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates. All resulting fair value estimates for land and buildings are classified as Level 3 and are consistent with the methodology disclosed in the annual financial statements.

6.9.       Investment properties

On August 28, 2020, our subsidiary Rizobacter Do Brasil LTDA signed an agreement to acquires lands from some customers whose credit amount due to this subsidiary had already expired. The consideration of payment included the cancelation of customers’ credit amount of $0.9 million and $1.4 million in cash installments.

Investment properties as of December 31, 2020 and June 30, 2020 included the following:

	12/31/2020	06/30/2020

Gross carrying amount of land	2,499,206	—
	2,499,206	—

The carrying value of investment properties does not differ significantly from its fair value.

6.10.       Intangible assets

Intangible assets as of December 31, 2020 and June 30, 2020 included the following:

	12/31/2020	06/30/2020

Gross carrying amount	66,376,939	42,832,837
Accumulated amortization	(8,595,456)	(7,499,373)
Net carrying amount	57,781,483	35,333,464

1.   Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	31/12/2020	06/30/2020
Seed and integrated products
Soybean HB4 and breeding program	26,223,085	7,345,923
Ecoseed integrated products	2,304,492	2,296,955
Crop nutrition
Microbiological products	3,213,113	2,503,631
Other intangible assets
Trademarks and patents	6,116,684	6,374,782
Software	1,177,026	686,965
Customer loyalty	15,815,384	16,125,208
GLA/ARA safflower	2,931,699	—
Total	57,781,483	35,333,464

2.     Gross carrying amount as of December 31, 2020 is as follows:

	Gross carrying amount

	As of the			Foreign
	beginning of			currency	As of the
Class	period	Additions	Transfers	translation	end of period
Seed and integrated products
Soybean HB4 and breeding program (1)	7,345,923	19,063,357	(186,804)	609	26,223,085
Ecoseed integrated products	2,296,955	—	—	7,537	2,304,492
Crop nutrition
Microbiological products	3,867,593	922,937	—	21,369	4,811,899
Other intangible assets
Trademarks and patents	8,432,746	—	—	27,672	8,460,418
Software	2,088,929	502,137	186,804	5,092	2,782,962
Customer loyalty	18,800,691	—	—	61,693	18,862,384
GLA/ARA safflower (Note 4)	—	2,931,699	—	—	2,931,699
Total	42,832,837	23,420,130	—	123,972	66,376,939

(1)	Of the total additions, USD 18,4 million are associated with the transaction mentioned in Note 4.

3.      Accumulated amortization as of December 31, 2020 is as follows:

	Amortization

	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end of
Class	period	Of the period	Transfers	translation	period
Crop nutrition
Microbiological products	1,363,962	229,417	—	5,407	1,598,786
Other intangible assets
Trademarks and patents	2,057,964	279,016	—	6,754	2,343,734
Software	1,401,964	200,277	—	3,695	1,605,936
Customer loyalty	2,675,483	362,738	—	8,779	3,047,000
Total	7,499,373	1,071,448	—	24,635	8,595,456

4.     Gross carrying amount as of December 31, 2019 is as follows:

	Gross carrying amount

	As of the		Foreign
	beginning of		currency	As of the end
Class	period	Additions	translation	of period
Seed and integrated products
Soybean HB4 and breeding program	6,120,336	464,608	—	6,584,944
Ecoseed integrated products	2,627,946	39,514	(287,901)	2,379,559
Crop nutrition
Microbiological products	3,267,200	—	(498,873)	2,768,327
Other intangible assets
Trademarks and patents	9,810,822	—	(1,074,808)	8,736,014
Software	2,149,340	98,308	(219,709)	2,027,939
Customer loyalty	21,873,093	—	(2,396,269)	19,476,824
Total	45,848,737	602,430	(4,477,560)	41,973,607

5.     Accumulated amortization as of December 31, 2019 is as follows:

	Amortization

	Accumulated
	as of		Foreign	Accumulated
	beginning of		currency	as of the end
Class	period	Of the period	translation	of period
Crop nutrition
Microbiological products	1,059,083	236,898	(99,766)	1,196,215
Other intangible assets
Trademarks and patents	1,747,174	288,105	(191,409)	1,843,870
Software	1,154,617	203,512	(119,978)	1,238,151
Customer loyalty	2,271,437	374,554	(248,844)	2,397,147
Total	6,232,311	1,103,069	(659,997)	6,675,383

The amortization charge is included in Notes 7.3 and 7.4.

6.11.       Goodwill

The variations in goodwill that occurred during the period correspond to the result of inflation adjustment and conversion to presentation currency. There were not any indicators of goodwill impairment.

Carrying amount of goodwill as of December 31, 2020 and June 30, 2020 is as follows:

	12/31/2020	06/30/2020

Rizobacter	20,162,706	20,094,633
Bioceres Crops S.A. (previously named Semya)	5,450,046	5,432,222
	25,612,752	25,526,855

6.12.       Trade and other payables

	12/31/2020	06/30/2020
Current
Trade creditors	44,470,002	37,139,351
Shareholders and other related parties (Note 15)	2,392,591	1,031,710
Trade creditors - Parent company (Note 15)	29,107	2,210,308
Trade creditors - Joint ventures and associates (Note 15)	13,256,575	14,409,853
Taxes	2,066,219	2,163,552
Consideration of payment for Bioceres Crops S.A. acquisition (Note 15)	122,950	122,950
Miscellaneous	144,478	212,138
	62,481,922	57,289,862

Non-current
Trade creditors	319,004	—
Consideration of payment for Bioceres Crops S.A. acquisition (Note 15)	452,654	452,654
	771,658	452,654

6.13.       Borrowings

	12/31/2020	06/30/2020
Current
Bank overdrafts	—	73,362
Bank borrowings	47,951,049	47,646,912
Corporate bonds	26,866,736	12,611,940
Net loans payables-Parents companies and related parties to Parents (Note 15)	3,694,128	3,389,521
Subordinated loan	10,994,056	—
	89,505,969	63,721,735
Non-current
Subordinated loan	—	10,364,045
Bank borrowings	3,304,012	3,497,671
Corporate bonds	17,020,226	18,364,894
Net loans payables-Parents companies and related parties to Parents (Note 15)	9,000,000	9,000,000
	29,324,238	41,226,610

On August 18, 2020, under the framework of law N° 23.576 and complementary obligations for corporate bonds, the Group completed an offering of $17 million under Series IV of its corporate bonds due August 18, 2023 with a nominal annual rate of 0%. The principal will be amortized in one instalment on the maturity date.

The carrying value of some borrowings as of December 31, 2020 measured at amortized cost differs from the fair value of these borrowings. The following measures of fair values are based on discounted cash flows (Level 3), due to the use of unobservable inputs, including own credit risk.

	12/31/2020		06/30/2020
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	47,951,049	46,332,034	47,646,912	43,046,111
Corporate Bonds	26,866,736	25,443,058	12,611,940	11,997,981

Non-current
Bank borrowings	3,304,012	2,791,541	3,497,671	3,072,395
Corporate Bonds	17,020,226	13,760,143	18,364,894	16,135,876

The Group has met the capital and interest installments whose maturity was effective in the six-month period ended December 31, 2020.

6.14.     Employee benefits and social security

	12/31/2020	06/30/2020
Current
Salaries, accrued incentives, vacations and social security	3,194,045	2,960,542
Key management personnel (Note 15)	909,861	1,550,050
	4,103,906	4,510,592

Non-current
Key management personnel (Note 15)	—	534,038
	—	534,038

6.15.     Private warrants

	12/31/2020	06/30/2020
Private warrants	—	1,686,643
	—	1,686,643

As of June 30, 2020, the fair value of private warrants using a share price of $6.06 and risk-free rate of 0.29%, decreased to $1.7 million and the Group recognized a finance gain of $1.2 million.

On August 24, 2020, the Company completed an offer to exchange any and all of its 24,200,000 outstanding warrants, for either 0.12 Ordinary Shares (the "Exchange Shares") or $0.45 in cash per Warrant, without interest (the "Cash Consideration", and together with the Exchange Shares, the "Exchange Consideration"), at the election of the holder (the "Offer"). The Offer was made upon the terms and subject to the conditions set forth in the Company's Tender Offer Statement and Schedule 13E-3 Statement on Schedule TO, originally filed by the Company with the U.S. Securities and Exchange Commission (the "SEC") on July 27, 2020, as amended and supplemented, and the related letter of election and transmittal and other offer materials.

The Offer provided for a premium to the closing trading price of the Public warrants on July 24, 2020 equal to (a) 321%, in respect of the Cash Consideration, or (b) 482% in respect of the implied value of the Exchange Shares taking into account the closing trading price of the Ordinary Shares on July 24, 2020. The premium offer price allowed for maximum participation of holders in the Offer.

Based on information provided by Continental Stock Transfer & Trust Company, the depositary for the Offer, a total of 21,938,774 warrants were validly tendered and not properly withdrawn prior to the expiration of the Offer. The Company accepted for exchange all such Warrants and paid an aggregate amount of approximately $115,062 of the Cash Consideration and issued an aggregate of 2,601,954 Exchange Shares in exchange for the warrants tendered.

Following the Offer, the Company redeemed the 2,261,226 warrants that were not validly tendered or exchanged pursuant to the Offer for $0.405 in cash per warrant. The Company paid an aggregate amount of approximately $915,796 for these warrants.

As a result of the Offer and the redemption of the warrants, the Group recognized a total financial loss of $6.2 million in “Changes in fair value of financial assets or liabilities and other financial results” (Note 7.5) as consequence of the comparison between the fair value as of June 30, 2020 and the total amount paid.

6.16.     Consideration for acquisition of assets

	12/31/2020	06/30/2020
Current
Consideration for acquisition of assets	800,000	—
	800,000	—
Non-current
Consideration for acquisition of assets	7,637,972	—
	7,637,972	—

In consideration of payment to Arcadia for the assets describe in Note 4, Bioceres agreed to pay $2 million in four quarterly installments subject to obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares, royalty payments equivalent to 6% of the net HB4 Soy technology revenues realized by Verdeca and capped at a maximum $10 million and $1 million in five monthly installments as a reimbursement of costs associated with the transaction.